Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab Bond Funds

Post-Effective Amendment No. 141

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated December 15, 2017, for the Schwab Intermediate-Term Bond Fund, Schwab GNMA Fund, Schwab Treasury Inflation Protected Securities Index Fund, Schwab U.S. Aggregate Bond Index Fund, Schwab Short-Term Bond Index Fund, Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Christine Pierangeli

Christine Pierangeli

Corporate Counsel

Charles Schwab Investment Management, Inc.